STOCKHOLDERS’ DEFICIT (Details Narrative) - Genesis Unicorn Capital Corp [Member] - USD ($)					6 Months Ended	12 Months Ended
	Feb. 14, 2023	Feb. 17, 2022	Nov. 19, 2021	Mar. 15, 2021	Jun. 30, 2023	Dec. 31, 2022	May 17, 2023	Feb. 17, 2023	Dec. 31, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized					1,250,000	1,250,000			1,250,000
Preferred stock, par value					$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares issued					0	0			0
Preferred stock, shares issued					0	0			0
Common stock, shares outstanding	8,023,765
Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price per share					$ 0.01	$ 0.01
IPO [Member]
Class of Stock [Line Items]
Number of common stock issuance		8,625,000
Shares issued price per share		$ 10.00			$ 10.00	$ 10.00	$ 0.20	$ 0.20
Warrants outstanding					8,625,000	8,625,000			0
Private Placement [Member]
Class of Stock [Line Items]
Number of common stock issuance		377,331
Shares issued price per share		$ 10.15
Warrants outstanding						377,331			0
Sponsor [Member]
Class of Stock [Line Items]
Shares issued price per share					$ 12.50	$ 12.50
Common stock shares canceled during period			718,750
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized					125,000,000	125,000,000			125,000,000
Common stock, par value					$ 0.0001	$ 0.0001			$ 0.0001
Common stock, voting rights					Holders of Class A common stock are entitled to one vote for each share.	Holders of Class A common stock are entitled to one vote for each share
Common stock, shares issued					420,456	420,456			0
Common stock, shares outstanding	5,867,515				420,456	420,456			0
Common stock, possible redemption					5,447,059	8,625,000			0
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized					12,500,000	12,500,000			12,500,000
Common stock, par value					$ 0.0001	$ 0.0001			$ 0.0001
Common stock, voting rights					Holders of Class B common stock are entitled to one vote for each share.	Holders of Class B common stock are entitled to one vote for each share
Common stock, shares issued			2,156,250		2,156,250	2,156,250			2,156,250
Common stock, shares outstanding					2,156,250	2,156,250			2,156,250
Number of common stock issuance	2,156,250
Common Class B [Member] | Sponsor [Member]
Class of Stock [Line Items]
Number of common stock issuance				2,875,000
Stock issued during period value				$ 25,000
Shares issued price per share				$ 0.012